Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			9 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019
Beginning Balance	¥ 3,040,685		¥ 3,027,716	¥ 3,065,835		¥ 2,953,201
Total other comprehensive income (loss)	(7,221)		19,639	(15,020)		(18,240)
Ending Balance	3,002,214		3,079,707	3,002,214		3,079,707
AOCI Attributable to Parent
Beginning Balance	(124,264)		(97,128)	(118,532)		(61,343)
Total other comprehensive income (loss)	(7,221)		19,639	(15,020)		(18,240)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(431)		272	(2,218)		(1,547)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			145	(280)		(130)
Ending Balance	(131,054)		(77,906)	(131,054)		(77,906)
Net unrealized gains (losses) on investment in securities
Beginning Balance	(3,130)		22,300	(5,001)		17,389
Net unrealized gains (losses)	(5,761)	[1]	(2,838)	(4,571)	[2]	5,472
Reclassification adjustment included in net income, net of tax	(345)		(789)	344		(4,195)
Total other comprehensive income (loss)	(6,106)		(3,627)	(4,227)		1,277
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	18		1	26		(6)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	0		0
Ending Balance	(9,254)		18,672	(9,254)		18,672
Debt Valuation Adjustments
Beginning Balance	923		786	1,457		582
Net unrealized gains (losses)	(85)		(54)	(593)		168
Reclassification adjustment included in net income, net of tax	(24)		(14)	(50)		(32)
Total other comprehensive income (loss)	(109)		(68)	(643)		136
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	0		0
Ending Balance	814		718	814		718
Defined benefit pension plans
Beginning Balance	(26,248)		(27,116)	(26,375)		(27,902)
Net unrealized gains (losses)	(121)		(406)	(380)		129
Reclassification adjustment included in net income, net of tax	192		112	576		363
Total other comprehensive income (loss)	71		(294)	196		492
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(1)		(1)	(3)		(1)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	0		0
Ending Balance	(26,176)		(27,409)	(26,176)		(27,409)
Foreign currency translation adjustments
Beginning Balance	(79,142)		(79,587)	(72,471)		(43,558)
Net unrealized gains (losses)	(3,281)		20,802	(13,538)		(18,801)
Reclassification adjustment included in net income, net of tax	413		658	1,921		2,216
Total other comprehensive income (loss)	(2,868)		21,460	(11,617)		(16,585)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(564)		200	(2,362)		(1,541)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			145	(280)		(130)
Ending Balance	(81,446)		(58,472)	(81,446)		(58,472)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(16,667)		(13,511)	(16,142)		(7,854)
Net unrealized gains (losses)	(827)		1,877	(2,933)		(4,444)
Reclassification adjustment included in net income, net of tax	2,618		291	4,204		884
Total other comprehensive income (loss)	1,791		2,168	1,271		(3,560)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	116		72	121		1
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	0		0
Ending Balance	¥ (14,992)		¥ (11,415)	¥ (14,992)		¥ (11,415)

[1]	There were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses for the three months ended December 30, 2020
[2]	There were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses for the nine months ended December 30, 2020.